Payments, by Project - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 5,291	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,291